Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Revaluation surplus [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance - January 1, 2022 at Dec. 31, 2020	$ 136,199	$ 34,015	$ (15,380)	$ (104,392)	$ 50,442
IfrsStatementLineItems [Line Items]
Net loss for the period				(36,327)	(36,327)
Total other comprehensive income			(54)		(54)
Total comprehensive income (loss)			(54)	(36,327)	(36,381)
Value of services recognized		427			427
Proceeds on issuing shares	54	(18)			36
Shares issued on exercise of RSUs and DSUs	679	(679)
Value of units recognized		987			987
Value of shares issued in asset acquisition	336				336
Interest payable settled with shares	727				727
Balance - September 30, 2022 at Sep. 30, 2021	137,995	34,732	(15,434)	(140,719)	16,574
Balance - January 1, 2022 at Dec. 31, 2021	138,961	34,568	(15,851)	(162,165)	(4,487)
IfrsStatementLineItems [Line Items]
Net loss for the period				(10,216)	(10,216)
Total other comprehensive income			423		423
Total comprehensive income (loss)			423	(10,216)	(9,793)
Value of services recognized		138			138
Shares issued on exercise of RSUs and DSUs	282	(282)
Value of units recognized		253			253
Value of shares issued in asset acquisition	450				450
Interest payable settled with shares	694				694
Balance - September 30, 2022 at Sep. 30, 2022	$ 140,387	$ 34,677	$ (15,428)	$ (172,381)	$ (12,745)